Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£) component segment	Dec. 31, 2018 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 168,455	£ 208,612	£ 303,826	£ 343,638
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	70,660	65,944	151,055	141,844
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	45,147	40,300	98,777	89,916
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	25,513	25,644	52,278	51,928
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	64,697	103,676	97,573	146,518
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	50,440	50,128	78,327	79,005
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	11,935	50,918	14,949	62,212
Other
Revenue from contracts with customers
Revenue from contracts with customers	2,322	2,630	4,297	5,301
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 33,098	£ 38,992	£ 55,198	£ 55,276